Property, Plant, and Equipment - Depreciation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Continuing Operations
Property, Plant and Equipment [Line Items]
Depreciation	$ 5,458	$ 1,532	$ 750
Cost of revenue
Property, Plant and Equipment [Line Items]
Depreciation	4,979	943	160
General and Administrative Expense
Property, Plant and Equipment [Line Items]
Depreciation	146	153	147
Research and Development Expense
Property, Plant and Equipment [Line Items]
Depreciation	126	198	199
Selling and Marketing Expense
Property, Plant and Equipment [Line Items]
Depreciation	$ 207	$ 238	$ 244